Details of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and deposits in bank	$ 29,386	$ 46,479
Time deposits	246,682	235,570
Repurchase agreements	0	32,253
Total cash and cash equivalents	276,068	314,302
Restricted cash	58,265	54,688
Total cash ,cash equivalents, and restricted cash	$ 334,333	$ 368,990	$ 287,055	$ 415,523